Investment Securities (Details Narrative 1) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 1,664	[1]	$ 1,729	[2]
Deposits With Third Parties [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 465		$ 152

[1]	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2016 and 2015, which is classified as a restricted investment and carried at cost.
[2]	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.